UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended June 30, 2012

Check here if Amendment:           |_|; Amendment Number:

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:		Crystal Rock Capital Management, LLC

Address:  	2201 Waukegan Road, Suite 245
          	Bannockburn, IL  60015


13F File Number:  028-14105

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Joseph Shugart
Title:  Managing Member
Phone:  212-759-0610


Signature, Place and Date of Signing:

    Joseph Shugart		    New York, NY	     August 13, 2012
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]


Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

			      Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  34

Form 13F Information Table Value Total: $ 120,036


List of Other Included Managers:		NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



					FORM 13F INFORMATION TABLE


Name of 		Title of		Vaue	Shrs or  SH/  Put/	Invstmt	Other	Voting Authority
Issuer			Class	Cusip		($1,000)Prn Amt  Prn  Call	Dscretn	Mgrs	Sole  Shared  None
Accenture PLC Ireland	Cl A	G1151C101	4,273   71,112    SH		Sole	        71,112
Acme Packet Inc		Comm	004764106	1,594	85,478	  SH		Sole		85,478
Amazon Com Inc		Comm	023135106	2,032	 8,900	  SH		Sole		 8,900
BE Aerospace Inc	Comm	073302101	  667	15,286	  SH		Sole		15,286
Borgwarner		Comm	099724106	3,600	54,888	  SH		Sole		54,888
Coca Cola Enterprises InComm	19122T109	4,924  175,606	  SH		Sole	       175,606
Church & Dwight Inc	Comm	171340102	3,581   64,551    SH            Sole            64,551
Citrix Sys Inc		Comm	177376100	2,169	25,834	  SH		Sole		25,834
Deckers Outdoor Corp	Comm	243537107	3,100	70,435	  SH		Sole		70,435
EBAY			Comm	278642103	2,479	59,000	  SH		Sole		59,000
Fortune Brands Home & SeComm	34964C106	4,778  214,555	  SH		Sole	       214,555
Goodrich Corp		Comm	382388106	1,774	13,981	  SH		Sole		13,981
Google Inc		CL A	38259P508	5,605	 9,663	  SH		Sole		 9,663
Home Depot Inc		Comm	437076102	1,996	37,670    SH		Sole		37,670
JPMorgan Chase & Co	Comm	46625H100	3,489	97,663	  SH		Sole		97,663
Coca Cola Co		Comm	191216100	4,272	54,634	  SH		Sole		54,634
Kansas City Southern	Com New	485170302	4,496	64,632	  SH		Sole		64,632
Lauder Estee Cos Inc	CL A	518439104	5,027	92,893	  SH		Sole		92,893
Liveperson Inc		Comm	538146101	3,916  205,455	  SH		Sole 	       205,455
Lowes Cos Inc		Comm	548661107	3,356  117,990	  SH		Sole	       117,990
Mastercard Inc		CL A	57636Q104	4,579   10,646	  SH		Sole		10,646
Marriott Intl Inc New	CL A	571903202	7,832  199,802    SH		Sole	       199,802
McDonalds Corp		Comm	580135101	1,368	15,450	  SH		Sole		15,450
3M Co			Comm	88579Y101	3,198	35,688	  SH		Sole		35,688
Monsanto Co New		Comm	61166W101	3,855	46,568	  SH		Sole		46,568
Pfizer Inc		Comm	717081103	1,666	72,450    SH		Sole		72,450
Robert Half Intl Inc	Comm	770323103	2,838	99,335	  SH		Sole		99,335
Sapient Corp		Comm	803062108	1,776  176,403    SH		Sole	       176,403
Scotts Miracle Gro Co   CL A	810186106 	5,243  127,515    SH		Sole	       127,515
Tornier N V		SHS	N87237108	1,589	70,890	  SH		Sole		70,890
Ulta Salon Cosm & Frag	Comm	90384S303	4,631	49,589	  SH		Sole		49,589
United Parcel Service InCL B 	911312106	6,623	84,094    SH		Sole		84,094
Wynn Resorts Ltd	Comm	983134107       2,631   25,368    SH		Sole		25,368
Yum Brands Inc		Comm	988498101	5,078   78,820    SH            Sole            78,820


